Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 86,271	$ 93,129
Federal funds sold		63
Total cash and cash equivalents	86,271	93,192
Securities available for sale, at fair value	201,137	262,785
Federal Home Loan Bank stock, at cost	11,907	12,064
Loans held for sale	2,363	14,502
Loans, net of fees and costs	2,290,735	1,806,843
Less allowance for loan losses	(25,335)	(20,504)
Loans, net	2,265,400	1,786,339
Bank-owned life insurance	37,446	36,251
Foreclosed real estate, net	1,390	2,604
Premises and equipment, net	39,426	38,719
Accrued interest receivable	7,127	6,745
Deferred tax asset, net	13,478	9,710
Goodwill	13,687	13,687
Other assets	2,469	2,173
Total assets	2,682,101	2,278,771
Deposits:
Non interest-bearing	255,639	204,079
Interest-bearing	1,992,961	1,661,354
Total deposits	2,248,600	1,865,433
Long-term debt	161,903	161,254
Accrued expenses and other liabilities	22,393	18,141
Total liabilities	2,432,896	2,044,828
Commitments and contingencies (Notes 4, 6 and 10)
Stockholders' equity:
Common stock, no par value, 50,000,000 shares authorized; 23,000,000 shares issued
Additional paid-in capital	99,553	98,338
Retained earnings	162,388	146,959
Accumulated other comprehensive income	4,104	4,915
Treasury stock, at cost, 778,821 and 745,090 shares at December 31, 2013 and 2012, respectively	(9,919)	(8,331)
Unearned compensation-ESOP, 579,600 and 621,000 shares at December 31, 2013 and 2012, respectively	(5,796)	(6,210)
Unearned compensation-restricted shares, 103,810 and 119,055 at December 31, 2013 and 2012, respectively	(1,125)	(1,728)
Total stockholders' equity	249,205	233,943
Total liabilities and stockholders' equity	$ 2,682,101	$ 2,278,771